Insurance Contracts - Summary of Insurance Risk Management (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KB Insurance Co., Ltd. | Non-life insurance
Disclosure Of Nature And Extent Of Risks Arising From Insurance Contracts [Line Items]
Purposes, policies and procedures to manage risk arising from insurance contracts	The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up measures such as adjustments of premium rate, changes of sales conditions, termination of selling specific product, development of new product, and others through comparing and analyzing the expected risk level at the date of pricing and actual risk level after the acceptance. The Group has prepared a process to minimize management risk other than insurance actuarial risk and underwriting risk by operating a committee that shares opinions on underwriting policies and premium rate policies and decides important matters. In addition, by establishing a reinsurance operating strategy according to the reinsurance operating standards, the Group is preparing for the possibility of incurring high claim expenses at once due to unexpected catastrophic accidents while maintaining an appropriate holding level considering the solvency of the Group. The Group supports the protection and stable interests of policyholders, and comprehensively manages risks to maximize corporate value in the mid to long term.	The risks associated with insurance contracts that the Group faces are insurance actuarial risk and underwriting risk. Each risk occurs due to insurance contract’s pricing and conditions of underwriting. In order to minimize the possibility of acquiring a bad contract, the Group has established and operated detailed underwriting guidelines and underwriting procedures by insurance type that specify detailed underwriting conditions according to the type of risk covered through pre-analysis of insured property. In addition, the Group is making efforts to reduce insurance actuarial risk by follow-up measures such as adjustments of premium rate, changes of sales conditions, termination of selling specific product, development of new product, and others through comparing and analyzing the expected risk level at the date of pricing and actual risk level after the acceptance. The Group has prepared a process to minimize management risk other than insurance actuarial risk and underwriting risk by operating a committee that shares opinions on underwriting policies and premium rate policies and decides important matters. In addition, by establishing a reinsurance operating strategy according to the reinsurance operating standards, the Group is preparing for the possibility of incurring high claim expenses at once due to unexpected catastrophic accidents while maintaining an appropriate holding level considering the solvency of the Group. The Group supports the protection and stable interests of policyholders, and comprehensively manages risks to maximize corporate value in the mid to long term.
KB Life Insurance Co., Ltd. | Life insurance
Disclosure Of Nature And Extent Of Risks Arising From Insurance Contracts [Line Items]
Concentration of insurance risk and reinsurance policy	The Group is using reinsurance to mitigate the concentration of insurance risk and increase capital management efficiency using advanced techniques. The reinsurance guidelines are operated separately into individual contracts and group contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, the Group selects the reinsurer through bidding, and decides whether to reinsure or not through agreements with the relevant departments, and final approval by executive of department in charge. (b) The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance, and the loss ratio through consultation with the relevant departments.	The Group is using reinsurance to mitigate the concentration of insurance risk and increase capital management efficiency using advanced techniques. The reinsurance guidelines are operated separately into individual contracts and group contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, the Group selects the reinsurer through bidding, and decides whether to reinsure or not through agreements with the relevant departments, and final approval by executive of department in charge. (b) The reinsurance department analyzes the object of reinsurance, the maximum limit of reinsurance, and the loss ratio through consultation with the relevant departments.